Revision of Financial Statements - Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ (2,795)	$ 2,111	$ 938
Deferred income taxes	(1,256)	22	(637)
Net changes in operating assets and liabilities	(1,086)	(1,073)	(311)
Net cash provided from continuing operations	1,561	2,388	3,591
As Previously Reported [Member]
Net income	(2,716)	2,118	972
Deferred income taxes	(1,314)	15	(671)
Net changes in operating assets and liabilities	(1,107)
Net cash provided from continuing operations	1,561	2,388	3,591
Revision and Co-product Reclassification [Member]
Net income	(79)	(7)	(34)
Deferred income taxes	58	7	34
Net changes in operating assets and liabilities	$ 21